Debt - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 01, 2011	Jul. 25, 2011	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 $925 Million Credit Facility [Member] Hotel	Dec. 31, 2011 $925 Million Credit Facility [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2011 $925 Million Credit Facility [Member] Letter of Credit [Member]	Dec. 31, 2011 $925 Million Credit Facility [Member] Swing Line Loans [Member]	Dec. 31, 2011 $925 Million Credit Facility [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 $1 Billion Credit Facility [Member]	Dec. 31, 2011 $1 Billion Credit Facility [Member]	Dec. 31, 2012 6.75% Senior Notes [Member]	Dec. 31, 2010 6.75% Senior Notes [Member]	Dec. 31, 2011 6.75% Senior Notes [Member]	Dec. 31, 2012 3.75% Convertible Senior Notes [Member]	Dec. 31, 2011 3.75% Convertible Senior Notes [Member]	Dec. 31, 2012 8% Percent Senior Notes [Member]	Nov. 15, 2009 8% Percent Senior Notes [Member]
Debt Instrument [Line Items]
Accrued interest payable	$ 4,983,000	$ 5,589,000
Total credit facility	925,000,000				1,000,000,000	1,000,000,000			525,000,000	75,000,000	50,000,000	400,000,000	1,000,000,000
Total Debt	1,031,863,000	1,073,825,000						545,000,000	200,000,000						152,180,000		152,180,000	333,039,000	319,246,000
Accordion feature allowing potential increase to credit facility								475,000,000
Fee to be paid by the Company on the average unused portion, minimum								0.30%
Fee to be paid by the Company on the average unused portion, maximum								0.40%
Maturity Date								Aug. 01, 2015
Write-off of deferred financing costs related to refinancing of credit facility		1,681,000											0	1,700,000
Aggregate amount of all distributions to stockholders	95.00%
Percentage of advance borrowing based on appraisal value of hotel properties								55.00%
Percentage of advance borrowing based on appraisal value of hotel properties in the event of hotel property sold								50.00%
Number of subsidiaries owing hotels								4
Funded indebtedness asset value ratio of the each quarter, maximum								0.0065
Base reference value used in minimum tangible net worth to be maintained calculation								850,000,000
Percentage of proceeds received in equity issuance added to base reference value used in minimum tangible net worth to be maintained calculation								75.00%
Consolidated fixed charge coverage ratio, minimum								0.0175
Debt service coverage ratio, minimum								1.60
Amortization period of outstanding balance								25 years
Letter of credit issued by bank								8,000,000
Availability of credit facility								372,000,000
Interest rate of Senior Notes															6.75%		6.75%	3.75%	3.75%		8.00%
Face amount of outstanding debt															225,000,000			360,000,000
Debt instrument, maturity date															Nov. 15, 2014			Oct. 01, 2014
Conversion rate per $ 1,000 principal of convertible notes																		44.4492
Conversion price per share																		$ 22.50
First semi-annual interest payment date															May 15			April 1
Second semi-annual interest payment date															November 15			October 1
Minimum trading days period for closing price of Company's common stock to be issued on conversion of debt																		20 days
Maximum trading days period for closing price of Company's common stock to be issued on conversion of debt																		30 days
Minimum percentage of increase in conversion price per share of common stock on the last trading day under circumstance one of converting the convertible notes																		120.00%
Principal amount of convertible notes to be considered for trading price under circumstance two of converting the convertible notes	1,000
Minimum percentage of the last reported sale price of the product under circumstance two of converting the convertible notes	98.00%
Long term debt	203,400,000
Minimum trading days	5 days
Maximum trading days	10 days
Percentage of Purchase price equal to the principal amount of the convertible notes	100.00%
Debt discount and increase in paid in capital																		68,000,000
Transaction costs allocated between liability and equity components																		10,000,000
Effective interest rate of convertible notes																		8.46%
Cash Interest expense relating to interest coupon on Convertible Notes	13,500,000	13,500,000	13,500,000
Non-cash interest expense related to the amortization of the debt	13,793,000	12,695,000	11,687,000
Initial strike price of purchased option	22.50
Purchased options number of shares	16.0
Cost of purchased option				76,700,000
Purchased options expiration date	Oct. 01, 2014
Initial exercise price of common stock	27.00
Approximate number of common stock share which can be purchased under warrants	16.0
Proceeds from issuance of common stock warrants				43,700,000
Net proceeds of convertibles notes after deductions				317,100,000
Maturity year of note															2014			2014		2013
Aggregate principal amount of senior notes repurchased																28,500,000
Repurchase on senior note																27,000,000
Gain on extinguishment of debt			1,299,000												0	1,300,000
Write off of deferred debt issuance cost associated with senior notes			$ 300,000				$ 500,000